Income Taxes - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Effective income tax rate for foreign jurisdiction	31.00%	15.00%	20.00%
Percentage of share with voting right	80.00%
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 59,695,441
Effective taxable income percentage carryforward	30.00%
Effective taxable income percentage	25.00%
Corporate tax rate	34.00%
Austria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 20,128,833
operating loss carryforward effective tax rate annual limit	75.00%
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss	$ 6,043,603
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	21.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	40.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 536,278,717	$ 510,832,194
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 276,185,284	$ 225,105,342